Merger with Navig8 Product Tankers Inc (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Purchase price allocation
The following represents the preliminary purchase price allocation for both the NPTI Vessel Acquisition and the September Closing. The consideration transferred for the September Closing has been measured at fair value, with the fair value of the common shares issued in September 2017 based on the average of the high and low price of such shares on the date of acquisition.

In thousands of U.S. Dollars	NPTI Vessel Acquisition	September Closing
Cash and cash equivalents	$6,180	$15,149
Restricted cash	—	13,641
Trade receivables	3,330	16,323
Prepaid expenses and other assets	2,932	19,940
Inventories	299	1,415
Restricted cash - non-current	4,000	6,380
Vessels, net	158,500	972,750
Accounts payable and accrued expenses	(13,720)	(2,966)
Debt (current and non-current)	(113,856)	(793,519)
Redeemable Preferred Shares	—	(39,495)
Net assets acquired and liabilities assumed	47,665	209,618
Total purchase price consideration	42,248	221,100
Provisional (bargain purchase) / goodwill	$(5,417)	$11,482